UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2010
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 19, 2010
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        96
                                             ----------------------------

Form 13F Information Table Value Total:      $ 221,089
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          September 30, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----

ABERCROMBIE & FITCH            COM      002896207      5,037    128,100  SH           Sole                      128,100
ADVANCE AUTO PARTS INC.        COM      00751y106      3,298     56,200  SH           Sole                       56,200
AGRIUM INC.                    COM      008916108      1,177     15,700  SH           Sole                       15,700
AKAMAI TECHNOLOGIES            COM      00971t101      1,320     26,300  SH           Sole                       26,300
ALLERGAN INC.                  COM      018490102      2,329     35,000  SH           Sole                       35,000
AMERICAN TOWER CORP            COM      029912201      4,185     81,650  SH           Sole                       81,650
ANHEUSER-BUSCH INBEV-ADR       COM      03524a108      4,785     81,450  SH           Sole                       81,450
ANN TAYLOR STORES              COM      036115103      4,943    244,200  SH           Sole                      244,200
APOLLO GROUP                   COM      037604105      1,540     30,000  SH           Sole                       30,000
APPLE COMPUTER INC COM         COM      037833100      4,968     17,510  SH           Sole                       17,510
ARM HOLDINGS-ADR               COM      042068106      1,390     74,100  SH           Sole                       74,100
ARVINMERITOR INC.              COM      043353101      4,789    308,200  SH           Sole                      308,200
ATMEL CORPORATION              COM      049513104      1,223    153,700  SH           Sole                      153,700
BCE INC COM                    COM      05534b760      5,229    160,900  SH           Sole                      160,900
BOARDWALK PIPELINE PTNRS       COM      096627104      1,185     36,300  SH           Sole                       36,300
BRIDGEPOINT EDUCATION INC.     COM      10807m105        369     23,900  SH           Sole                       23,900
BROADCOM CORP CL A             COM      111320107      1,033     29,200  SH           Sole                       29,200
CAMERON INT'L CORP.            COM      13342b105      4,897    114,000  SH           Sole                      114,000
CAREER EDUCATION CORP.         COM      141665109      1,073     50,000  SH           Sole                       50,000
CF INDUSTRIES HOLDINGS INC.    COM      125269100      1,261     13,200  SH           Sole                       13,200
CLEAN HARBORS, INC.            COM      184496107      2,676     39,500  SH           Sole                       39,500
COACH, INC.                    COM      189754104        430     10,000  SH           Sole                       10,000
CORINTHIAN COLLEGES INC.       COM      218868107        702    100,000  SH           Sole                      100,000
CROWN CASTLE INTL CORP.        COM      228227104      3,868     87,600  SH           Sole                       87,600
CUMMINS, INC.                  COM      231021106      3,587     39,600  SH           Sole                       39,600
CYPRESS SEMICONDUCTOR          COM      232806109        804     63,900  SH           Sole                       63,900
DECKERS OUTDOOR CORP.          COM      243537107      1,499     30,000  SH           Sole                       30,000
DISCOVERY HOLDING              COM      25470f104      8,469    194,460  SH           Sole                      194,460
DOLBY LABS CL.A                COM      25659t107      3,482     61,300  SH           Sole                       61,300
EATON CORP                     COM      278058102      5,329     64,600  SH           Sole                       64,600
EDUCATION MANAGEMENT CORP      COM      28140m103        148     10,100  SH           Sole                       10,100
EMC CORPORATION                COM      268648102      1,929     95,000  SH           Sole                       95,000
EXPRESS INC.                   COM      30219e103        762     50,100  SH           Sole                       50,100
FINISAR CORPORATION            COM      31787a507      1,569     83,500  SH           Sole                       83,500
FORD MOTOR CO.                 COM      345370860        734     60,000  SH           Sole                       60,000
FRONTIER OIL CORP.             COM      35914p105      2,539    189,500  SH           Sole                      189,500
GENERAL MILLS, INC.            COM      370334104      1,385     37,895  SH           Sole                       37,895
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      2,960    118,325  SH           Sole                      118,325
HALLIBURTON CO                 COM      406216101      2,401     72,600  SH           Sole                       72,600
HOME DEPOT INC.                COM      437076102      5,786    182,650  SH           Sole                      182,650
IESI-BFC LTD                   COM      44951d108        366     16,000  SH           Sole                       16,000
INTUITIVE SURGICAL INC.        COM      46120e602      1,305      4,600  SH           Sole                        4,600
ISHARES MSCI JAPAN             COM      464286848      5,934    600,300  SH           Sole                      600,300
ITT EDUCATIONAL SVCS, INC.     COM      45068b109      1,405     20,000  SH           Sole                       20,000
J.P. MORGAN CHASE & CO. INC.   COM      46625h100        670     17,600  SH           Sole                       17,600
JOHNSON & JOHNSON              COM      478160104        884     14,275  SH           Sole                       14,275
KB HOME                        COM      48666k109      2,941    259,600  SH           Sole                      259,600
KID BRANDS INC.                COM      49375t100        399     46,400  SH           Sole                       46,400
LEAPFROG ENTERPRISES INC.      COM      52186n106       788     143,800  SH           Sole                      143,800
LIMITED BRANDS INC.            COM      532716107      3,251    121,400  SH           Sole                      121,400
MANPOWER INC.                  COM      56418H100      2,349     45,000  SH           Sole                       45,000
MARRIOTT INTERNATIONAL         COM      571903202      4,866    135,800  SH           Sole                      135,800
MCDONALD'S CORPORATION         COM      580135101        974     13,070  SH           Sole                       13,070
MF GLOBAL HLDGS, LTD.          COM      55277j108      2,207    306,500  SH           Sole                      306,500
MOTOROLA INC.                  COM      620076109      2,911    341,300  SH           Sole                      341,300
NATIONAL FUEL GAS CO.          COM      636180101        399      7,700  SH           Sole                        7,700
NEWMONT MINING CORP.           COM      651639106      9,666    153,900  SH           Sole                      153,900
NEWS CORP-CL B                 COM      65248e203      1,950    129,500  SH           Sole                      129,500
NIKE INC CL B                  COM      654106103        978     12,200  SH           Sole                       12,200
OLD NAT'L BANCORP/IN           COM      680033107      2,703    257,400  SH           Sole                      257,400
PEP BOYS-MANNY MOE & JACK      COM      713278109      1,622    153,300  SH           Sole                      153,300
PEPSICO INC.                   COM      713448108      3,827     57,600  SH           Sole                       57,600
PG&E CORP.                     COM      69331c108      1,432     31,525  SH           Sole                       31,525
PHILLIPS-VAN HEUSEN            COM      718592108      1,853     30,800  SH           Sole                       30,800
PIER 1 IMPORTS, INC.           COM      720279108      1,802    220,000  SH           Sole                      220,000
REPUBLIC SERVICES              COM      760759100      5,979    196,100  SH           Sole                      196,100
SBA COMMUNICATIONS CORP-A      COM      78388j106      3,881     96,300  SH           Sole                       96,300
SHERWIN-WILLIAMS CO.           COM      824348106        496      6,600  SH           Sole                        6,600
SKYWORKS SOLUTIONS, INC.       COM      83088m102      1,819     88,000  SH           Sole                       88,000
SPDR GOLD TRUST                COM      78463v107      4,963     38,800  SH           Sole                       38,800
STANLEY BLACK & DECKER, INC    COM      854502101      5,276     86,100  SH           Sole                       86,100
STARWOOD HOTELS & RESORTS      COM      85590a401      2,627     50,000  SH           Sole                       50,000
STRAYER EDUCATION INC.         COM      863236105      1,745     10,000  SH           Sole                       10,000
SUMMER INFANT INC.             COM      865646103        195     25,000  SH           Sole                       25,000
SWIFT ENERGY CO.               COM      870738101      1,171     41,705  SH           Sole                       41,705
TELUS CORP.                    COM      87971m202        453     10,700  SH           Sole                       10,700
TENNECO INC.                   COM      880349105      5,533    191,000  SH           Sole                      191,000
VERIZON COMMUNICATIONS         COM      92343v104      1,333     40,900  SH           Sole                       40,900
VMWARE INC-A                   COM      928563402      1,631     19,200  SH           Sole                       19,200
WAL-MART STORES, INC.          COM      931142103      1,069     19,970  SH           Sole                       19,970
WALT DISNEY                    COM      254687106      2,108     63,700  SH           Sole                       63,700
WASHINGTON POST CL B           COM      939640108      2,197      5,500  SH           Sole                        5,500
WHOLE FOODS MARKET, INC.       COM      966837106        776     20,900  SH           Sole                       20,900
WILLIAMS-SONOMA, INC.          COM      969904101      5,408    170,600  SH           Sole                      170,600
WISCONSIN ENERGY CORP.         COM      976657106        225      3,890  SH           Sole                        3,890
XILINX, INC.                   COM      983919101      1,542     57,900  SH           Sole                       57,900
ADS PUTS 1/22/2011 65          PUT      ads 11012        464        773  SH    PUT    Sole                          773
ADS PUTS 3/19/2011 65          PUT      ads 11031        368        504  SH    PUT    Sole                          504
COCO PUTS 1/22/2011 6          PUT      coco 1101        450      5,630  SH    PUT    Sole                        5,630
RF PUTS 11/20/10 7             PUT      rf 101120        343      8,580  SH    PUT    Sole                        8,580
RIMM PUTS 12/18/2010 50        PUT      rimm 1012        501      1,050  SH    PUT    Sole                        1,050
STI PUTS 1/22/2011 24          PUT      sti 11012        386      2,400  SH    PUT    Sole                        2,400
STRA PUTS 1/22/2011 165        PUT      stra 1101        484        260  SH    PUT    Sole                          260
ANF CALLS 11/20/2010 35       CALL      anf 10112      1,279      2,390  SH    CALL   Sole                        2,390
HD CALLS 1/22/2011 30         CALL      hd 110122      1,202      4,175  SH    CALL   Sole                        4,175
VZ CALLS 1/22/2011 30         CALL      vz 110122        613      1,333  SH    CALL   Sole                        1,333
REPORT SUMMARY     96     DATA RECORDS     221,089          1     OTHER MANAGERS
ON WHOSE BEHALF REPORT IS FILED



REPORT SUMMARY               96 DATA RECORDS 188,236   1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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